BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation
The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”), as contained within the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”), and the rules and regulations of the Securities Exchange Commission (“SEC”).
Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the consolidated financial statements and notes thereto included elsewhere in this prospectus. The results of operations for the period ended March 31, 2017 are not necessarily indicative of the operating results for the full year.

Basis of Presentation
The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”), as contained within the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”), and the rules and regulations of the Securities Exchange Commission (“SEC”).

Consolidation, Policy [Policy Text Block]
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Reven Housing REIT OP, L.P., Reven Housing GP, LLC, Reven Housing REIT TRS, LLC, Reven Housing Georgia, LLC, Reven Housing Texas, LLC, Reven Housing Texas 2, LLC, Reven Housing Florida, LLC, Reven Housing Florida 2, LLC, and Reven Housing Tennessee, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Reven Housing REIT OP, L.P., Reven Housing GP, LLC, Reven Housing REIT TRS, LLC, Reven Housing Georgia, LLC, Reven Housing Texas, LLC, Reven Housing Texas 2, LLC, Reven Housing Florida, LLC, Reven Housing Florida 2, LLC, and Reven Housing Tennessee, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and reported amounts of revenues and expenses for the periods presented. Accordingly, actual results could differ from those estimates.

Use of Estimates
The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and reported amounts of revenues and expenses for the periods presented. Accordingly, actual results could differ from those estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial Instruments
The carrying value of the Company’s financial instruments, as reported in the accompanying consolidated balance sheets, approximates fair value due to their short term nature. The Company’s short term financial instruments consist of cash, rents and other receivables, escrow deposits, accounts payable and accrued liabilities, and resident security deposits.
The carrying value of the Company’s notes payable, as reported in the accompanying consolidated balance sheets, approximates fair value due to the fact that their interest rate, security, and payment terms are similar to other debt instruments currently being issued.

Financial Instruments
The carrying value of the Company’s financial instruments, as reported in the accompanying consolidated balance sheets, approximates fair value due to their short term nature. The Company’s short term financial instruments consist of cash, rents and other receivables, escrow deposits, accounts payable and accrued liabilities, and resident security deposits.
The carrying value of the Company’s notes payable, as reported in the accompanying consolidated balance sheets, approximates fair value due to their floating market interest rate and due to the fact that their security and payment terms are similar to other debt instruments currently being issued.

Property Acquisitions [Policy Text Block]
Investments in Single-Family Residential Properties
Prior to January 1, 2017, the Company accounted for its investments in single-family residential properties as business combinations under the guidance of ASC Topic 805, Business Combinations (“ASC 805”) and these acquisitions were recorded at their estimated fair value. The purchase price was allocated to land, building and the existing leases based upon their fair values at the date of acquisition, with acquisition costs expensed as incurred.
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which changed the definition of a business and will now require management to determine whether substantially all of the fair value of gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. When this is the case, the transferred assets and activities are not considered to be a business. This determination is important as the accounting treatment for business combinations and asset acquisitions differs since transactions costs are expensed in a business combination and capitalized in an asset acquisition. The guidance will be effective for public companies for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods, with early adoption permitted. The guidance will be applied prospectively to any transactions occurring within the period of adoption. The Company adopted this guidance as of January 1, 2017, on a prospective basis, which results in our leased properties no longer meeting the definition of a business. Based on this guidance our current 2017 acquisitions are treated as asset acquisitions and are recorded at their purchase price, and the purchase price is allocated between land, building, improvements and existing leases based upon their relative fair values at the date of acquisition. The purchase price for purposes of this allocation is inclusive of acquisition costs which typically include legal fees, title fees, property inspection and valuation fees, as well as other closing costs.
Building improvements and buildings are depreciated over estimated useful lives of approximately 10 to 27.5 years, respectively, using the straight-line method. Lease origination costs are amortized over the average remaining term of the in-place leases which is generally less than one year. Maintenance and repair costs are charged to expenses as incurred.
The Company assesses its investments in single-family residential properties for impairment whenever events or changes in business circumstances indicate that carrying amounts of the assets may not be fully recoverable. When such events occur, management determines whether there has been impairment by comparing the asset’s carrying value with its fair value. Should impairment exist, the asset is written down to its estimated fair value. The Company did not recognize any impairment losses for the three months ended March 31, 2017 and 2016.

Investments in Single-Family Residential Properties
The Company accounts for its investments in single-family residential properties as business combinations under the guidance of ASC Topic 805, Business Combinations (“ASC 805”) and these acquisitions are recorded at their estimated fair value. The purchase price is allocated to land, building and the existing leases based upon their fair values at the date of acquisition, with acquisition costs expensed as incurred. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes its own market knowledge and published market data. The estimated fair value of acquired in-place leases represents the expected costs the Company would have incurred to lease the property at the date of acquisition. Each portfolio of single-family homes acquired is recorded as a separate business combination.
Building improvements and buildings are depreciated over estimated useful lives of approximately 10 to 27.5 years, respectively, using the straight-line method. Lease origination costs are amortized over the average remaining term of the in-place leases which is generally less than one year. Maintenance and repair costs are charged to expenses as incurred.
The Company assesses its investments in single-family residential properties for impairment whenever events or changes in business circumstances indicate that carrying amounts of the assets may not be fully recoverable. When such events occur, management determines whether there has been impairment by comparing the asset’s carrying value with its fair value. Should impairment exist, the asset is written down to its estimated fair value. The Company did not recognize any impairment losses for the years ended December 31, 2016 and 2015.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash
The Company maintains its cash at quality financial institutions. The combined account balances at one or more institutions typically exceed the federal insurance coverage and thus there is a concentration of credit risk related to amounts on deposit in excess of available federal insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.

Cash
The Company maintains its cash at quality financial institutions. The combined account balances at one or more institutions typically exceed the federal insurance coverage and thus there is a concentration of credit risk related to amounts on deposit in excess of available federal insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.

Advances to Property Manager [Policy Text Block]
Rents and Other Receivables
Rents and other receivables represent the amount of rent receivables, security deposits and net rental funds which are held by the property managers on behalf of the Company, net of any allowance for amounts deemed uncollectible. The Company has not recognized any allowance for doubtful accounts as of March 31, 2017 and December 31, 2016.

Rents and Other Receivables
Rents and other receivables represent the amount of rent receivables, security deposits and net rental funds which are held by the property managers on behalf of the Company, net of any allowance for amounts deemed uncollectible. The Company has not recognized any allowance for doubtful accounts as of December 31, 2016 and 2015.

Escrow Deposits And Prepaid Expense [Policy Text Block]
Escrow Deposits
Escrow deposits include refundable and non-refundable cash and earnest money on deposit with third parties for future property purchases. As of March 31, 2017, the Company had offers accepted to purchase single-family residential properties for an aggregate amount of approximately $5,886,000 and had corresponding refundable earnest deposits for these purchases of $65,537. However, not all of these properties are certain to be acquired because properties may fall out of escrow through the closing process for various reasons.

Escrow Deposits
Escrow deposits include refundable and non-refundable cash and earnest money on deposit with third parties for future property purchases. As of December 31, 2016, the Company had offers accepted to purchase single-family residential properties for an aggregate amount of $9,047,700 and had corresponding refundable earnest deposits for these purchases of $105,500. However, not all of these properties are certain to be acquired because properties may fall out of escrow through the closing process for various reasons and these purchases are contingent on the Company’s ability to secure the debt or equity financing required to fund the acquisition.

Deferred Loan Fees, Policy [Policy Text Block]
Deferred Loan Fees
Costs incurred in the placement of the Company’s debt are deferred and amortized using the effective interest method over the term of the loans as a component of interest expense on the consolidated statements of operations, and presented as an offset to notes payable on the consolidated balance sheet.

Deferred Loan Fees
Costs incurred in the placement of the Company’s debt are deferred and amortized using the effective interest method over the term of the loans as a component of interest expense on the consolidated statements of operations.

Deferred Stock Issuance Costs [Policy Text Block]
Deferred Stock Issuance Costs
Deferred stock issuance costs represent amounts paid for legal, consulting, and other offering expenses in conjunction with the future raising of additional capital to be completed within one year. These costs are netted against additional paid-in capital as a cost of the stock issuance upon closing of the respective stock placement

Deferred Stock Issuance Costs
Deferred stock issuance costs represent amounts paid for legal, consulting, and other offering expenses in conjunction with the future raising of additional capital to be completed within one year. These costs are netted against additional paid-in capital as a cost of the stock issuance upon closing of the respective stock placement. During the year ended December 31, 2016, the Company included $1,931,258 of deferred stock issuance costs in its statement of stockholders’ equity in connection with its issuance of shares.

Security Deposits [Policy Text Block]
Resident Security Deposits
Resident security deposits represent amounts deposited by tenants at the inception of the lease. As of March 31, 2017 and December 31, 2016, the Company had $595,360 and $552,698, respectively, in resident security deposits. Security deposits are refundable, net of any outstanding charges and fees, upon expiration of the underlying lease

Security Deposits
Security deposits represent amounts deposited by tenants at the inception of the lease. As of December 31, 2016 and 2015, the Company had $552,698 and $435,267, respectively, in resident security deposits. Security deposits are refundable, net of any outstanding charges and fees, upon expiration of the underlying lease.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
Residential properties are leased to tenants under short term rental agreements of generally one year and revenue is recognized over the lease term on a straight-line basis

Revenue Recognition
Residential properties are leased to tenants under short term rental agreements of generally one year and revenue is recognized over the lease term on a straight-line basis.

Reclassification, Policy [Policy Text Block]
Reclassifications
The Company has reclassified certain prior period amounts to conform to the current period’s presentation.

Reclassifications
The Company has reclassified certain amounts for the fiscal year ended December 31, 2015 to conform to the current year’s presentation.

Income Tax, Policy [Policy Text Block]
Income Taxes
The Company has elected to be taxed as a real estate investment trust (“REIT”), as defined in the Internal Revenue Code. Accordingly, the Company does not expect to be subject to federal income tax, provided that it continues to qualify as a REIT and distributions to the stockholders equal or exceed REIT taxable income.
Qualification and taxation as a REIT depends upon the Company’s ability to meet the various qualification tests imposed under the Internal Revenue Code related to the percentage of income that are earned from specified sources, the percentage of assets that fall within specified categories, the diversity of capital stock ownership, and the percentage of earnings that are distributed. Accordingly, no assurance can be given that the Company will be organized or be able to operate in a manner to qualify or remain qualified as a REIT. If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal and state income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates, and the Company may be ineligible to qualify as a REIT for four subsequent tax years. Even if the Company qualifies as a REIT, it may be subject to certain state or local income taxes

Income Taxes
The Company intends to elect to be taxed as a real estate investment trust (“REIT”), as defined in the Internal Revenue Code, commencing with the taxable year ended December 31, 2016. Accordingly, the Company does not expect to be subject to federal income tax, provided that it qualifies as a REIT and distributions to the stockholders equal or exceed REIT taxable income. During the year ended December 31, 2015, the Company did not elect to be taxes as a REIT, but due to significant operating losses and net operating loss carry-forwards, the Company was not subject to federal income tax.
Qualification and taxation as a REIT depends upon the Company’s ability to meet the various qualification tests imposed under the Internal Revenue Code related to the percentage of income that are earned from specified sources, the percentage of assets that fall within specified categories, the diversity of capital stock ownership, and the percentage of earnings that are distributed. Accordingly, no assurance can be given that the Company will be organized or be able to operate in a manner to qualify or remain qualified as a REIT. If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal and state income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates, and the Company may be ineligible to qualify as a REIT for four subsequent tax years. Even if the Company qualifies as a REIT, it may be subject to certain state or local income taxes.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Incentive Compensation Plan
During 2012, the Company established the 2012 Incentive Compensation Plan, which was subsequently amended and restated in December 2013 (“2012 Plan”). The 2012 Plan allows for the grant of options and other awards representing up to 1,650,000 shares of the Company’s common stock. Such awards may be granted to officers, directors, employees, consultants and other persons who provide services to the Company or any related entity. Under the 2012 Plan, options may be granted at an exercise price greater than or equal to the market value at the date of the grant, for owners of 10% or more of the voting shares, at an exercise price of not less than 110% of the market value. Awards are exercisable over a period of time as determined by a committee designated by the Board of Directors, but in no event, longer than ten years.
A total of 496,359 shares have been issued under the 2012 plan as of March 31, 2017.

Incentive Compensation Plan
During 2012, the Company established the 2012 Incentive Compensation Plan, which was subsequently amended and restated in December 2013 (“2012 Plan”). The 2012 Plan allows for the grant of options and other awards representing up to 1,650,000 shares of the Company’s common stock. Such awards may be granted to officers, directors, employees, consultants and other persons who provide services to the Company or any related entity. Under the 2012 Plan, options may be granted at an exercise price greater than or equal to the market value at the date of the grant, for owners of 10% or more of the voting shares, at an exercise price of not less than 110% of the market value. Awards are exercisable over a period of time as determined by a committee designated by the Board of Directors, but in no event, longer than ten years.
A total of 496,359 shares have been issued under the 2012 plan as of December 31, 2016. During the years ended December 31, 2016 and 2015, the Company recognized $425,000 and $113,045, respectively, of compensation expense under the 2012 Plan.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share
Net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding. Warrants, stock options, and common stock issuable upon the conversion of the Company’s preferred stock (if any) are not included in the computation if the effect would be anti-dilutive and would increase earnings or decrease loss per share. For the three months ended March 31, 2017 and 2016, potentially dilutive securities excluded from the calculations were 263,588 shares issuable upon exercise of outstanding warrants granted in prior years.

Net Loss Per Share
Net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding. Warrants, stock options, and common stock issuable upon the conversion of the Company’s preferred stock (if any) are not included in the computation if the effect would be anti-dilutive and would increase earnings or decrease loss per share. For the years ended December 31, 2016 and 2015, potentially dilutive securities excluded from the calculations were 263,588 shares issuable upon exercise of outstanding warrants granted in prior years.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting
The Company has determined that it has one reportable segment with activities related to leasing and operating single-family homes as rental properties. The Company’s properties are geographically dispersed and management evaluates operating performance at the market level and while each market and its properties are unique, the aggregate market portfolios have similar economic interests and operating performance.

Geographic Concentration [Policy Text Block]
Geographic Concentration
The Company holds concentrations of single-family residential properties in the following metropolitan areas in excess of 10% of our total portfolio as of December 31, 2016 and 2015, and as such the Company is more vulnerable to any adverse macroeconomic developments in such areas:

Metropolitan Area	2016	2015
Houston, TX	42%	32%
Jacksonville, FL	41%	49%
Memphis, TN	15%	18%

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02, Leases, a new lease standard which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). Under ASU 2016-02, lessor accounting will be substantially similar to the current model, but aligned with certain changes to the lessee model and ASU 2014-09. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The Company’s rental revenue is primarily generated from short-term operating leases. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating based on the principle of whether or not the lease is effectively a financed purchase of the leased asset by the lessee. This classification will determine whether the lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard is expected to impact the Company’s consolidated financial statements as the Company has an operating office lease arrangement for which it is the lessee. The new standard will be effective for the Company beginning on January 1, 2019, with early adoption permitted. The new standard must be adopted using a modified retrospective transition, requiring application of the new guidance at the beginning of the earliest comparative period presented and provides for certain practical expedients. The Company is currently evaluating the impact on its consolidated financial statements.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. The amendments in this ASU include multiple provisions intended to simplify various aspects of the accounting for share-based payments. The guidance will be effective for annual reporting periods beginning after December 15, 2016, and for interim reporting periods within those annual periods, with early adoption permitted. The adoption of this ASU does not have a material impact on the Company’s consolidated financial statements and the Company has adopted as of January 1, 2017.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows, Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain cash receipts and cash payments should be presented and classified on the statement of cash flows. The guidance will be effective for annual periods beginning after December 15, 2017 and interim periods within that reporting period. The Company is currently evaluating the impact the adoption of this ASU will have on its consolidated financial statements.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, Restricted Cash, which requires the statement of cash flows to explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Thus, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents. The guidance will be effective for annual periods beginning after December 15, 2017 and interim periods within that reporting period. The Company is currently evaluating the impact the adoption of this ASU will have on its consolidated financial statements.

New Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02, Leases, a new lease standard which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). Under ASU 2016-02, lessor accounting will be substantially similar to the current model, but aligned with certain changes to the lessee model and ASU 2014-09. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The Company’s rental revenue is primarily generated from short-term operating leases. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating based on the principle of whether or not the lease is effectively a financed purchase of the leased asset by the lessee. This classification will determine whether the lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard is expected to impact the Company’s consolidated financial statements as the Company has an operating office lease arrangement for which it is the lessee. The new standard will be effective for the Company beginning on January 1, 2019, with early adoption permitted. The new standard must be adopted using a modified retrospective transition, requiring application of the new guidance at the beginning of the earliest comparative period presented and provides for certain practical expedients. The Company is currently evaluating the impact on its consolidated financial statements.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. The amendments in this ASU include multiple provisions intended to simplify various aspects of the accounting for share-based payments. The guidance will be effective for annual reporting periods beginning after December 15, 2016, and for interim reporting periods within those annual periods, with early adoption permitted. The Company does not anticipate the adoption of this ASU will have a material impact on its consolidated financial statements and has adopted as of January 1, 2017.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows, Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain cash receipts and cash payments should be presented and classified on the statement of cash flows. The guidance will be effective for annual periods beginning after December 15, 2017 and interim periods within that reporting period. The Company is currently evaluating the impact the adoption of this ASU will have on its consolidated financial statements.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, Restricted Cash, which requires the statement of cash flows to explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Thus, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents. The guidance will be effective for annual periods beginning after December 15, 2017 and interim periods within that reporting period. The Company is currently evaluating the impact the adoption of this ASU will have on its consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which changed the definition of a business and will now require management to determine whether substantially all of the fair value of gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. When this is the case, the transferred assets and activities are not considered to be a business. This determination is important as the accounting treatment for business combinations and asset acquisitions differs since transactions costs are expensed in a business combination and capitalized in an asset acquisition. The guidance will be effective for public companies for annual reporting periods beginning after December 15, 2017, and for interim periods within those annual periods, with early adoption permitted. The guidance will be applied prospectively to any transactions occurring within the period of adoption. The Company adopted this guidance as of January 1, 2017, on a prospective basis, which results in our leased properties no longer meeting the definition of a business. The Company is currently evaluating the impact the adoption of this ASU will have on its consolidated financial statements.